Income Taxes (Tables)	9 Months Ended
Sep. 30, 2012
Income Taxes
Schedule of components of the benefit from income tax

	Year Ended December 31,
	2009	2010	2011
	(in thousands)
Current
Federal	$—	$—	$(14,090)
State	—	—	(2,155)
Deferred
Federal	—	(399)	—
State	—	—	—

Total	$—	$(399)	$(16,245)

Schedule of reconciliation of the expected income tax benefit computed using the federal statutory income tax rate to the entity's effective income tax rate

	Year Ended December 31,
	2009	2010	2011
	(in thousands)
Income tax (benefit) computed at federal statutory tax rate	$157	$(13,421)	$(13,419)
Permanent items	38	61	57
State taxes	33	(2,142)	(2,155)
Change in valuation allowance	(667)	16,144	—
Uncertain tax position	—	190	129
Research and development credits	(986)	(1,267)	(857)
Other	1,425	36	—

Total	$—	$(399)	$(16,245)

Schedule of Significant components of the entity's deferred tax assets (liabilities)

	As of December 31,
	2010	2011
	(in thousands)
Deferred tax assets:
Net operating loss carryforward	$36,418	$14,809
Deferred rent credit	339	514
Accrued compensation and non-qualified stock options	57	48
Deferred financing costs	(8)	35
Depreciation and amortization	(15)	98
Research and development credits	4,282	5,018
Other	8	9

Net deferred tax asset before valuation allowance	41,081	20,531
Valuation allowance	(41,081)	(20,531)

Net deferred tax asset	$—	$—

Schedule of reconciliation of the beginning and ending amount of gross unrecognized tax benefits

	Year Ended December 31,
	2009	2010	2011
	(in thousands)
Balance as of January 1	$—	$—	$642
Gross increases related to prior-year tax positions	—	452	—
Gross increases related to current-year tax positions	—	190	110

Balance as of December 31	$—	$642	$752